ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of outstanding securities
	For the Three Months Ended September 30, 2020	For the Nine Months Ended September 30, 2021	For the Nine Months Ended September 30, 2020
Weighted average common shares outstanding used in calculating basic earnings per share	684,983	2,313,005	369,423
Effect of Series B and C preferred stock	-	-	-
Effect of warrants	47,784	50,140	56,313
Effect of convertible notes payable	1,579,107	-	1,307,727
Effect of convertible related party management fee and patent liabilities	413,896	-	413,896
Weighted average common shares outstanding used in calculating diluted earnings per share	2,452,076	2,363,145	2,138,913

Net income as reported	$394,851	$23,087,241	$2,294,768
Add - Interest on convertible notes payable	28,228	-	105,338
Net income available to common stockholders	$423,079	$23,087,241	$2,400,106

Diluted income per Share	$0.16	$9.77	$1.12

Schedule of licensing agreements
	Assets	Accumulated Amortization

Balances at December 31, 2019	$510,000	$(73,445)
Addition of new assets	250,000	-
Amortization	-	(66,792)
Balances at December 31, 2020	$760,000	$(140,237)

Schedule of future expected amortization
For the year ended December 31,

2021	93,327
2022	93,327
2023	93,327
2024	93,327
2025	93,327
Thereafter	152,835
Total	$619,470

Schedule of Fair Value
	Notes	Warrants	Total
Derivative liability at December 31, 2020	$37,343,835	$1,397,997	$38,741,832
Addition of new conversion option derivatives	1,077,757	-	1,077,757
Extinguishment/modification	(726,998)	(346)	(727,344)
Conversion of note derivatives	(10,494,316)	(1,869,768)	(12,364,084)
Change in fair value	(27,200,278)	472,117	(26,728,161)
Derivative liability at September 30, 2021	$-	$-	$-

	Notes	Warrants	Total

Derivative liability at December 31, 2019	$6,659,055	$188,822	$6,847,877
Addition of new conversion option derivatives	2,572,723	-	2,572,723
Extinguishment/modification	-	-	-
Conversion of note derivatives	(2,795,340)	-	(2,795,340)
Change in fair value	30,907,397	1,209,175	32,116,572
Derivative liability at December 31, 2020	$37,343,835	$1,397,997	$38,741,832